Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Summary of Property and Equipment
	Equipment not ready for	Leasehold	Machinery and	Office
	use	improvements	equipment	equipment	Total

Cost
Balance, January 1, 2018	$581,074	$667,342	$10,795,468	$373,913	$12,417,797
Additions	3,667,894	-	-	50,258	3,718,152
Reclassification (1)	(1,086,895)	-	881,221	202,674	(3,000)
Impairment and disposals (1)	-	-	(611,875)	(3,665)	(615,540)
Effect of changes in foreign exchange rates	(19,920)	-	(46,829)	(1,739)	(68,488)

Balance, December 31, 2018	3,142,153	667,342	11,017,985	621,441	15,448,921
Additions	1,986,210	-	39,260	19,480	2,044,950
Disposals (2)	(4,388,762)	(667,342)	(8,198,519)	(555,688)	(13,810,311)
Effect of changes in foreign exchange rates	24,741	-	14,529	-	39,270

Balance,December 31, 2019	764,342	-	2,873,255	85,233	3,722,830
Additions	888,726	68,961	525,685	38,416	1,521,788
Reclassification	(519,366)	-	516,111	3,255	-
Disposals (3)	(897,727)	-	-	-	(897,727)
Effect of changes in foreign exchange rates	(8,828)	2,967	79,606	1,281	75,026

Balance, December 31, 2020	$227,147	$71,928	$3,994,657	$128,185	$4,421,917

Accumulated Depreciation
Balance, January 1, 2018	-	216,688	3,665,782	257,157	4,139,627
Depreciation for the year	-	133,809	2,201,133	133,662	2,468,604
Impairment and disposals (1)(2)	-	-	(455,158)	(3,665)	(458,823)

Balance, December 31, 2018	-	350,497	5,411,757	387,154	6,149,408
Depreciation for the year	-	-	144,337	22,005	166,342
Impairment and disposals (2)	-	(350,497)	(5,044,288)	(341,195)	(5,735,980)

Balance, December 31, 2019	-	-	511,806	67,964	579,770
Depreciation for the year	-	10,332	609,803	11,128	631,263
Effect of changes in foreign exchange rates	-	445	24,405	280	25,130

Balance, December 31, 2020	-	10,777	1,146,014	79,372	1,236,163

Carrying Amounts
At December 31, 2018	$3,142,153	$316,845	$5,606,228	$234,287	$9,299,513

At December 31, 2019	$764,342	$-	$2,361,449	$17,269	$3,143,060

At December 31, 2020	$227,147	$61,151	$2,848,643	$48,813	$3,185,754

(1)	During 2018, $3,000 relating to certain property and equipment were reclassified to non-current assets held for sale and was sold in December 2018 while $156,717 was recorded as an impairment loss and was included in discontinued operations.

(2)	On November 8, 2019, the Company disposed of property and equipment used in the operations DenseLight.

(3)	During 2020, the Company settled certain R&D expenses by transferring $897,727 worth of equipment to the supplier. The equipment was initially installed in the fabrication facility of the supplier who provided discounted R&D services to the Company. The equipment will be used by the supplier for volume production primarily for the benefit of the Company.